FAIR VALUE MEASUREMENTS - Schedule of Preferred Stock Derivative Liability (Details) - Convertible Preferred Derivative - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible Preferred Derivative	$ 9,300	$ 13,600
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible Preferred Derivative	0	0
Level 2
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible Preferred Derivative	0	0
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Convertible Preferred Derivative	9,300	13,600
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	13,600	0
Change in fair value recognized in earnings	(4,300)	(17,400)
Conversions/ settlements	0	0
Ending balance	$ 9,300	$ 13,600